UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-09571
NUVEEN SENIOR INCOME FUND
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        7/31
Date of reporting period:    10/31/2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments
Nuveen Senior Income Fund (NSL)
October 31, 2010 (Unaudited)

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value

	Variable Rate Senior Loan Interests – 124.5% (85.1% of Total Investments) (4)

	Aerospace & Defense – 1.8% (1.2% of Total Investments)

$574	DAE Aviation Holdings, Inc., Term Loan B1	4.040%	7/31/14	B	$552,926
556	DAE Aviation Holdings, Inc., Term Loan B2	4.040%	7/31/14	B	535,412
112	Hawker Beechcraft, LLC, LC Facility	2.289%	3/26/14	CCC+	93,872
1,869	Hawker Beechcraft, LLC, Term Loan	2.264%	3/26/14	CCC+	1,570,170
1,000	McKechnie Aerospace Holdings, Inc., Term Loan	5.260%	5/11/15	N/R	998,976

4,111	Total Aerospace & Defense				3,751,356

	Airlines – 2.7% (1.8% of Total Investments)

463	Delta Air Lines, Inc., Credit Linked Deposit	1.961%	4/30/12	Ba2	455,437
1,935	Delta Air Lines, Inc., Term Loan	3.539%	4/30/14	B	1,877,756
3,520	United Air Lines, Inc., Term Loan B	2.313%	2/01/14	BB-	3,343,530

5,918	Total Airlines				5,676,723

	Auto Components – 2.9% (2.0% of Total Investments)

3,048	Federal-Mogul Corporation, Tranche B, Term Loan	2.198%	12/29/14	Ba3	2,713,345
1,556	Federal-Mogul Corporation, Tranche C, Term Loan	2.198%	12/28/15	Ba3	1,384,735
2,000	United Components, Inc., Term Loan	6.250%	3/23/17	Ba3	2,021,000

6,604	Total Auto Components				6,119,080

	Automobiles – 0.5% (0.4% of Total Investments)

1,097	Ford Motor Company, Term Loan	3.038%	12/15/13	Baa3	1,087,395

	Biotechnology – 0.9% (0.6% of Total Investments)

1,800	Grifols, Term Loan, WI/DD	TBD	TBD	Ba3	1,821,375

	Building Products – 2.3% (1.5% of Total Investments)

2,667	Goodman Global Inc., Term Loan, WI/DD	TBD	TBD	B+	2,706,334
2,000	Goodman Global Inc., Second Lien Term Loan, WI/DD	TBD	TBD	B-	2,047,500

4,667	Total Building Products				4,753,834

	Chemicals – 3.6% (2.5% of Total Investments)

400	Celanese US Holdings LLC, Credit Linked Deposit	1.756%	4/02/14	BB+	395,250
118	Hexion Specialty Chemicals, Inc., Term Loan C1	2.563%	5/05/13	Ba3	116,052
53	Hexion Specialty Chemicals, Inc., Term Loan C2	2.563%	5/05/13	Ba3	51,658
1,405	Hexion Specialty Chemicals, Inc., Term Loan C4	2.688%	5/05/13	Ba3	1,375,769
897	Ineos US Finance LLC, Tranche B2	7.500%	12/16/13	B1	918,571
897	Ineos US Finance LLC, Tranche C2	8.000%	12/16/14	B1	918,594
701	Styron Corporation, Term Loan	7.500%	6/17/16	B+	714,052
1,508	Univar, Inc., Term Loan	3.255%	10/10/14	B	1,506,822
1,700	Univar, Inc., Add-on Term Loan, WI/DD	TBD	TBD	B	1,683,000

7,679	Total Chemicals				7,679,768

	Commercial Banks – 0.4% (0.3% of Total Investments)

800	Fifth Third Processing Solutions LLC, Term Loan, WI/DD	TBD	TBD	BB-	792,000

	Commercial Services & Supplies – 2.3% (1.6% of Total Investments)

2,400	Knology, Inc., Term Loan	5.500%	10/17/16	B+	2,411,626
134	ServiceMaster Company, Delayed Term Loan	2.760%	7/24/14	B+	127,225
1,343	ServiceMaster Company, Term Loan	2.769%	7/24/14	B+	1,277,552
990	Universal City Development Partners, Ltd., Term Loan	5.500%	11/06/14	Ba2	999,479

4,867	Total Commercial Services & Supplies				4,815,882

	Communications Equipment – 2.8% (1.9% of Total Investments)

5,435	Avaya, Inc., Term Loan	3.058%	10/24/14	B1	4,944,395
995	Telcordia Technologies, Inc., Term Loan	6.750%	4/30/16	B+	1,004,484

6,430	Total Communications Equipment				5,948,879

	Containers & Packaging – 1.5% (1.0% of Total Investments)

1,333	Graham Packaging Company LP, Term Loan D	6.000%	9/23/16	B+	1,348,750
250	Reynolds Group Holdings, Inc., Term Loan A, WI/DD	TBD	TBD	Ba3	250,813
1,500	Reynolds Group Holdings, Inc., Term Loan D, WI/DD	TBD	TBD	Ba3	1,513,325

3,083	Total Containers & Packaging				3,112,888

	Diversified Consumer Services – 1.1% (0.7% of Total Investments)

1,200	Brickman Group Holdings, Inc., Tranche B, Term Loan	7.250%	10/14/16	B+	1,214,251
1,165	Cengage Learning Acquisitions, Inc., Term Loan	2.540%	7/03/14	B+	1,066,715

2,365	Total Diversified Consumer Services				2,280,966

	Diversified Financial Services – 2.4% (1.7% of Total Investments)

1,243	CIT Group, Inc., Tranche 3, Term Loan	6.250%	8/11/15	BB	1,266,562
1,732	Fox Acquisition Sub LLC, Term Loan B	7.500%	7/14/15	B	1,718,546
2,100	Pinafore LLC, Term Loan	6.750%	9/29/16	BB	2,127,399

5,075	Total Diversified Financial Services				5,112,507

	Diversified Telecommunication Services – 2.7% (1.8% of Total Investments)

701	Cincinnati Bell Inc., Tranche B, Term Loan	6.500%	6/11/17	BB	705,835
322	Intelsat, Tranche B2, Term Loan A	2.790%	1/03/14	BB-	314,854
322	Intelsat, Tranche B2, Term Loan B	2.790%	1/03/14	BB-	314,757
322	Intelsat, Tranche B2, Term Loan C	2.790%	1/03/14	BB-	314,757
2,000	Intelsat, Unsecured Term Loan	2.789%	2/01/14	B+	1,820,000
2,267	Level 3 Financing, Inc., Term Loan	2.539%	3/13/14	B+	2,116,297

5,934	Total Diversified Telecommunication Services				5,586,500

	Electric Utilities – 0.5% (0.3% of Total Investments)

556	Calpine Corporation, Delayed Draw, Term Loan, (5),(6)	0.500%	3/29/14	B+	(43,750)
444	TXU Corporation, Term Loan B2	3.923%	10/10/14	B+	349,508
948	TXU Corporation, Term Loan B3	3.756%	10/10/14	B+	746,131

1,948	Total Electric Utilities				1,051,889

	Electrical Equipment – 2.0% (1.4% of Total Investments)

4,485	Allison Transmission Holdings, Inc., Term Loan	3.028%	8/07/14	B	4,313,587

	Food & Staples Retailing – 2.2% (1.5% of Total Investments)

5,193	U.S. Foodservice, Inc., Term Loan	2.760%	7/03/14	B2	4,705,563

	Food Products – 3.5% (2.4% of Total Investments)

1,949	BLB Management Services, Inc., Term Loan, WI/DD, (7), (8)	TBD	TBD	N/R	1,505,553
1,696	Michael Foods Group, Inc., Term Loan B	6.250%	6/29/16	BB-	1,721,187
1,800	NBTY, Inc., Term Loan	6.250%	10/01/17	BB-	1,825,869
2,000	Pierre Foods, Inc., Term Loan	7.001%	9/30/16	B+	1,982,500
266	Pinnacle Foods Finance LLC, Tranche D, Term Loan	6.000%	4/02/14	Ba3	269,325

7,711	Total Food Products				7,304,434

	Health Care Equipment & Supplies – 1.2% (0.8% of Total Investments)

238	Fenwal, Inc., Delayed Term Loan	2.549%	2/28/14	B	208,337
757	Fenwal, Inc., Term Loan	2.549%	2/28/14	B	661,354
886	Symbion, Inc., Term Loan A	3.505%	8/23/13	B1	842,808
926	Symbion, Inc., Term Loan B	3.505%	8/25/14	B1	880,858

2,807	Total Health Care Equipment & Supplies				2,593,357

	Health Care Providers & Services – 14.3% (9.8% of Total Investments)

1,493	Ardent Medical Services, Inc., Term Loan	6.500%	9/15/15	B1	1,483,172
170	Community Health Systems, Inc., Delayed Term Loan	2.549%	7/25/14	BB	166,657
3,300	Community Health Systems, Inc., Term Loan	2.549%	7/25/14	BB	3,242,136
1,313	Gentiva Health Services, Inc., Term Loan B	6.750%	8/17/16	Ba2	1,321,796
997	Health Management Associates, Inc., Term Loan	2.039%	2/28/14	BB-	975,708
1,600	Healthspring, Term Loan, WI/DD	TBD	TBD	Ba3	1,590,000
58	IASIS Healthcare LLC, Letter of Credit	2.256%	3/14/14	Ba2	56,898
2,141	IASIS Healthcare LLC, PIK Term Loan	5.538%	6/16/14	CCC+	2,081,360
214	IASIS Healthcare LLC, Delayed Term Loan	2.255%	3/14/14	Ba2	208,569
619	IASIS Healthcare LLC, Term Loan	2.255%	3/14/14	Ba2	602,605
4,099	LifeCare, Term Loan B	4.540%	8/10/12	B2	3,914,748
1,992	MultiPlan, Inc., Term Loan	6.500%	8/26/17	Ba3	2,003,204
1,763	Rehabcare Group, Inc., Term Loan B	6.000%	11/24/15	BB	1,770,701
4,731	Skilled Healthcare Group, Inc., Term Loan	5.250%	4/09/16	B+	4,583,965
1,520	Sun Healthcare Group, Inc., Term Loan, WI/DD	TBD	TBD	B+	1,507,650
3,000	Universal Health Services, Term Loan, WI/DD	TBD	TBD	BB+	3,034,275
1,570	Vanguard Health Holding Company II LLC, Initial Term Loan	5.000%	1/29/16	Ba2	1,573,868

30,580	Total Health Care Providers & Services				30,117,312

	Hotels, Restaurants & Leisure – 15.2% (10.4% of Total Investments)

1,995	24 Hour Fitness Worldwide, Inc., Term Loan	6.750%	4/22/16	Ba3	1,909,589
2,700	Burger King Corporation, Term Loan B	6.250%	10/19/16	BB-	2,728,013
3,343	CCM Merger, Inc., Term Loan B	8.500%	7/13/12	BB-	3,338,518
2,500	DineEquity, Inc., Term Loan, WI/DD	TBD	TBD	Ba2	2,529,166
1,000	Harrah’s Operating Company, Inc., Term Loan B1	3.288%	1/28/15	B	883,875
2,000	Harrah’s Operating Company, Inc., Term Loan B2	3.288%	1/28/15	B	1,770,870
994	Harrah’s Operating Company, Inc., Term Loan B3	3.288%	1/28/15	B	877,706
884	Isle of Capri Casinos, Inc., Delayed Term Loan A	5.000%	11/25/13	B+	867,414
675	Isle of Capri Casinos, Inc., Delayed Term Loan B	5.000%	11/25/13	B+	662,238
1,342	Isle of Capri Casinos, Inc., Delayed Term Loan	5.000%	11/25/13	B+	1,316,807
2,361	Orbitz Worldwide, Inc., Term Loan	3.276%	7/25/14	B+	2,299,669
404	OSI Restaurant Partners LLC, Revolver, DD1	1.603%	6/14/13	B+	380,735
4,050	OSI Restaurant Partners LLC, Term Loan, DD1	2.625%	6/14/14	B+	3,815,023
1,000	QCE LLC, Term Loan	6.005%	11/05/13	N/R	682,500
988	Reynolds Group Holdings, Inc., US Term Loan	6.750%	11/05/15	BB-	997,106
990	SW Acquisitions Co., Inc., Term Loan	5.750%	6/01/16	BB+	998,521
968	Travelport LLC, Delayed Term Loan	2.962%	8/23/13	Ba3	956,119
213	Travelport LLC, Letter of Credit	2.789%	8/23/13	Ba3	210,552
660	Travelport LLC, Term Loan	2.963%	8/23/13	Ba3	651,922
3,661	Venetian Casino Resort LLC, Tranche B, Term Loan	3.030%	11/23/16	B	3,430,152
842	Venetian Casino Resort LLC, Delayed Term Loan	3.030%	11/23/16	B	788,186

33,570	Total Hotels, Restaurants & Leisure				32,094,681

	Household Durables – 2.4% (1.7% of Total Investments)

3,509	Spectrum Brands, Inc., Term Loan	8.000%	6/16/16	B	3,585,054
1,500	Visant Holding Corporation, Tranche B, Term Loan	7.000%	12/22/16	BB-	1,514,687

5,009	Total Household Durables				5,099,741

	Insurance – 0.6% (0.4% of Total Investments)

1,165	Conseco, Inc., Term Loan	7.500%	10/10/13	B2	1,150,833

	Internet Software & Services – 1.5% (1.1% of Total Investments)

1,455	Open Solutions, Inc., Term Loan B	2.415%	1/23/14	BB-	1,238,019
1,995	SkillSoft PLC Term Loan	6.500%	5/30/17	BB	2,015,781

3,450	Total Internet Software & Services				3,253,800

	IT Services – 4.7% (3.2% of Total Investments)

1,000	Evertec, Inc., Term Loan B	7.500%	9/30/16	BB-	997,500
913	First Data Corporation, Term Loan B1	3.006%	9/24/14	B+	822,400
2,370	First Data Corporation, Term Loan B2	3.006%	9/24/14	B+	2,134,402
122	Infor Global Solutions Intermediate Holdings, Ltd., Delayed Term Loan, First Lien	4.010%	7/28/12	B+	115,323
544	Infor Global Solutions Intermediate Holdings, Ltd., Extended Delayed Term Loan	6.010%	7/28/15	B+	503,661
1,029	Infor Global Solutions Intermediate Holdings, Ltd., Holdco PIK Term Loan	6.010%	9/02/14	B+	373,094
2,090	Infor Global Solutions Intermediate Holdings, Ltd., Second Lien Delayed Draw	6.505%	3/02/14	CCC+	1,395,075
259	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan, First Lien	4.010%	7/28/12	B+	244,677
3,610	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan, Second Lien	6.505%	3/02/14	CCC+	2,454,800
1,035	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan	6.010%	7/28/15	B+	963,406

12,972	Total IT Services				10,004,338

	Leisure Equipment & Products – 3.1% (2.1% of Total Investments)

3,244	Bombardier Recreational Products, Inc., Term Loan	3.392%	6/28/13	Caa1	2,915,114
1,467	Cedar Fair LP, Term Loan	5.500%	12/15/16	Ba2	1,487,793
1,247	Herbst Gaming, Inc., Delayed Term Loan, (7)	0.000%	12/02/11	N/R	704,842
2,585	Herbst Gaming, Inc., Term Loan, (7)	0.000%	12/02/11	N/R	1,461,455

8,543	Total Leisure Equipment & Products				6,569,204

	Media – 11.1% (7.6% of Total Investments)

65	American Media Operations, Inc., Term Loan	0.000%	1/30/13	B3	64,544
1,618	Carmike Cinemas, Inc., Term Loan	5.500%	1/27/16	B1	1,627,383
1,000	Charter Communications Operating Holdings LLC, Holdco Term Loan	2.755%	3/06/14	BB+	946,250
1,369	Charter Communications Operating Holdings LLC, Term Loan C	3.540%	9/06/16	BB+	1,346,281
1,461	Citadel Broadcasting Corporation, Term Loan, (9)	11.000%	6/03/15	BB+	1,548,582
998	Emmis Operating Company, Term Loan	4.289%	11/01/13	Caa2	861,591
1,535	Gray Television, Inc., Term Loan B	3.760%	12/31/14	B	1,492,539
2,394	Interactive Data Corporation, Term Loan	6.750%	1/29/17	Ba3	2,437,631
2,860	Metro-Goldwyn-Mayer Studios, Inc., Term Loan B, (7), (9)	0.000%	4/09/12	N/R	1,339,385
1,207	Nielsen Finance LLC, Term Loan B	4.006%	5/02/16	BB-	1,195,952
1,888	Philadelphia Newspapers, Term Loan, (7), (8)	6.500%	6/29/13	N/R	519,256
2,966	Spanish Broadcasting System, Inc., Term Loan B	2.040%	6/11/12	B-	2,849,840
1,050	SuperMedia, Term Loan	11.000%	12/31/15	B-	793,899
910	Tribune Company, Term Loan B, (7), (8)	0.000%	6/04/14	Ca	606,953
4,937	Univision Communications, Inc., Term Loan	4.505%	3/31/17	B2	4,664,983
2,000	Yell Group PLC, Term Loan	4.005%	7/31/14	B	1,099,167

28,258	Total Media				23,394,236

	Metals & Mining – 1.1% (0.8% of Total Investments)

1,250	Fairmount Minerals, Ltd., Tranche B, Term Loan	6.250%	8/05/16	BB	1,266,146
1,131	John Maneely Company, Term Loan	3.539%	12/09/13	B	1,107,050

2,381	Total Metals & Mining				2,373,196

	Multiline Retail – 1.6% (1.1% of Total Investments)

3,490	Neiman Marcus Group, Inc., Term Loan	2.294%	4/06/13	BB-	3,410,484

	Oil, Gas & Consumable Fuels – 3.6% (2.5% of Total Investments)

167	Alon USA Energy, Inc., Edgington Facility	2.505%	8/05/13	B+	123,382
1,334	Alon USA Energy, Inc., Paramount Facility	2.591%	8/05/13	B+	986,985
861	Big West Oil LLC, New Term Loan	12.000%	7/23/15	B+	876,719
295	Calumet Lubricants Company LP, Credit Linked Deposit	4.141%	1/03/15	B1	282,809
2,170	Calumet Lubricants Company LP, Term Loan	4.376%	1/03/15	B1	2,083,440
2,369	Venoco, Inc., Term Loan	4.313%	5/07/14	BB-	2,244,955
991	Western Refining, Inc., Term Loan	10.750%	5/30/14	B	997,893

8,187	Total Oil, Gas & Consumable Fuels				7,596,183

	Paper & Forest Products – 3.0% (2.0% of Total Investments)

2,891	Newark Group, Inc., DIP Term Loan	12.500%	3/31/14	N/R	2,919,818
3,820	Wilton Products, Term Loan	3.560%	8/01/14	B+	3,380,915

6,711	Total Paper & Forest Products				6,300,733

	Personal Products – 0.9% (0.6% of Total Investments)

1,990	Revlon Consumer Products Corporation, Term Loan	6.000%	3/11/15	Ba3	1,996,041

	Pharmaceuticals – 3.2% (2.2% of Total Investments)

2,000	Graceway Pharmaceuticals LLC, Second Lien Term Loan, (7), (9)	8.756%	5/03/13	Ca	257,500
1,971	Graceway Pharmaceuticals LLC, Term Loan	5.006%	5/03/12	Caa2	1,205,742
2,000	Valeant Pharmaceuticals, Tranche B, Term Loan, WI/DD	TBD	TBD	BB+	2,022,375
236	Warner Chilcott Corporation, Add on Term Loan	6.250%	4/30/15	BB	236,766
627	Warner Chilcott Corporation, Term Loan A	6.000%	10/30/14	BB	627,336
303	Warner Chilcott Corporation, Term Loan B1	6.250%	4/30/15	BB	304,466
504	Warner Chilcott Corporation, Term Loan B2	6.250%	4/30/15	BB	506,991
1,208	Warner Chilcott Corporation, Term Loan B3	6.500%	2/22/16	BB	1,218,299
392	Warner Chilcott Corporation, Term Loan B4	6.500%	2/22/16	BB	394,923

9,241	Total Pharmaceuticals				6,774,398

	Professional Services – 1.3% (0.9% of Total Investments)

1,829	U.S. Investigations Services, Inc., Term Loan B	7.750%	2/21/15	B+	1,837,893
978	Vertrue Inc., Term Loan	3.290%	8/16/14	Ba3	880,527

2,807	Total Professional Services				2,718,420

	Real Estate Management & Development – 4.1% (2.8% of Total Investments)

3,480	Capital Automotive LP, Tranche C	2.760%	12/14/12	Ba3	3,447,705
1,729	LNR Property Corporation, Term Loan B	3.760%	7/12/11	B2	1,684,067
3,906	Realogy Corporation, Delayed Term Loan	3.263%	10/10/13	B1	3,558,247

9,115	Total Real Estate Management & Development				8,690,019

	Road & Rail – 2.9% (2.0% of Total Investments)

390	Avis Budget Car Rental LLC, Term Loan	5.750%	4/19/14	BB	390,190
5,716	Swift Transportation Company, Inc., Term Loan	8.250%	5/12/14	B	5,630,233

6,106	Total Road & Rail				6,020,423

	Semiconductors & Equipment – 2.4% (1.6% of Total Investments)

1,196	Freescale Semiconductor, Inc., Term Loan	4.506%	12/01/16	B2	1,128,630
1,800	Microsemi Corporation, Term Loan, WI/DD	TBD	TBD	BB+	1,822,125
1,990	Spansion LLC, Term Loan	7.500%	2/09/15	BB-	2,011,559

4,986	Total Semiconductors & Equipment				4,962,314

	Software – 2.8% (1.9% of Total Investments)

1,642	Dealer Computer Services, Inc., New Term Loan	5.250%	4/21/17	BB-	1,644,180
2,000	IPC Systems, Inc., Term Loan, Second Lien	5.539%	6/01/15	CCC	1,716,665
1,414	IPC Systems, Inc., Term Loan	2.526%	6/02/14	B1	1,274,584
497	Reynolds Group Holdings, Inc., Incremental US Term Loan	6.250%	5/05/16	BB-	500,600
798	Vertafore, Inc., Term Loan	6.750%	7/29/16	B+	802,190

6,351	Total Software				5,938,219

	Specialty Retail – 5.8% (3.9% of Total Investments)

5,065	Burlington Coat Factory Warehouse Corporation, Term Loan	2.520%	5/28/13	B-	4,941,946
4,483	Michaels Stores, Inc., Term Loan B1	2.634%	10/31/13	B+	4,355,889
1,395	Michaels Stores, Inc., Term Loan B2	4.884%	7/31/16	B+	1,387,012
1,445	Toys “R” Us — Delaware, Inc., Term Loan	6.000%	9/01/16	BB-	1,456,426

12,388	Total Specialty Retail				12,141,273

	Wireless Telecommunication Services – 1.6% (1.1% of Total Investments)

1,980	Asurion Corporation, Term Loan	3.277%	7/03/14	N/R	1,852,785
2,000	Clear Channel Communications, Inc., Tranche B, Term Loan	3.905%	11/13/15	Caa1	1,593,250

3,980	Total Wireless Telecommunication Services				3,446,035

$283,854	Total Variable Rate Senior Loan Interests (cost $268,965,597)				262,559,866

Shares	Description (1)				Value

	Common Stocks – 1.9% (1.3% of Total Investments)

	Building Products – 1.6% (1.1% of Total Investments)

88,501	Masonite Worldwide Holdings, (10), (12)				$3,363,038

	Media – 0.3% (0.2% of Total Investments)

33,484	Readers Digest Association Inc., (10), (12)				698,141

	Total Common Stocks (cost $4,842,218)				4,061,179

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Convertible Bonds – 0.9% (0.6% of Total Investments)

	Communications Equipment – 0.4% (0.3% of Total Investments)

$1,000	Nortel Networks Corporation, (11)	1.750%	4/15/12	D	$805,000

	Computers & Peripherals – 0.0% (0.0% of Total Investments)

46	Hutchinson Technology Inc.	3.250%	1/15/26	B-	35,420

	Food & Staples Retailing – 0.5% (0.3% of Total Investments)

1,375	Great Atlantic & Pacific Tea Company Inc.	5.125%	6/15/11	Caa3	993,438

$2,421	Total Convertible Bonds (cost $1,971,095)				1,833,858

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Corporate Bonds – 10.5% (7.2% of Total Investments)

	Auto Components – 0.2% (0.1% of Total Investments)

$400	Exide Technologies	10.500%	3/15/13	B-	$410,500

	Automobiles – 1.1% (0.7% of Total Investments)

2,500	General Motors Corporation, (8)	8.250%	7/15/23	N/R	887,500
4,000	General Motors Corporation, (8)	6.750%	5/01/28	N/R	1,360,000

6,500	Total Automobiles				2,247,500

	Biotechnology – 0.8% (0.6% of Total Investments)

2,000	Angiotech Pharmaceuticals, Inc., Floating Rate Note, 3.750% plus three-month LIBOR	4.036%	12/01/13	Caa2	1,680,000

	Construction Materials – 1.0% (0.7% of Total Investments)

2,000	Headwaters Inc., 144A	11.375%	11/01/14	B+	2,130,000

	Health Care Providers & Services – 1.3% (0.9% of Total Investments)

1,750	Select Medical Corporation	7.625%	2/01/15	B-	1,782,813
1,000	Select Medical Corporation, Floating Rate Note, 5.750% plus six-month LIBOR	6.198%	9/15/15	CCC+	900,000

2,750	Total Health Care Providers & Services				2,682,813

	Health Care Technology – 0.5% (0.3% of Total Investments)

1,000	Merge Healthcare Inc., 144A	11.750%	5/01/15	B+	1,052,500

	Hotels, Restaurants & Leisure – 0.1% (0.1% of Total Investments)

280	CKE Restaurant Inc., 144A	11.375%	7/15/18	B	303,450

	Household Durables – 0.3% (0.2% of Total Investments)

700	William Lyon Homes Inc., Unsecured Senior Note	10.750%	4/01/13	CC	609,000

	Internet Software & Services – 0.7% (0.5% of Total Investments)

2,000	Open Solutions Inc., 144A	9.750%	2/01/15	CCC+	1,462,500

	Machinery – 0.4% (0.3% of Total Investments)

1,000	NES Rental Holdings, 144A, WI/DD	12.250%	4/15/15	CCC+	805,000

	Media – 1.4% (0.9% of Total Investments)

550	Clear Channel Communications, Inc.	5.000%	3/15/12	C	531,437
1,200	Clear Channel Communications, Inc.	5.500%	9/15/14	C	831,000
2,000	Clear Channel Communications, Inc.	10.750%	8/01/16	C	1,555,000

3,750	Total Media				2,917,437

	Multiline Retail – 0.8% (0.5% of Total Investments)

1,500	Spectrum Brands, Inc., 144A	9.500%	6/15/18	B	1,667,813

	Multi-Utilities – 0.2% (0.2% of Total Investments)

500	Bon-Ton Department Stores Inc.	10.250%	3/15/14	CC	512,500

	Oil, Gas & Consumable Fuels – 0.5% (0.4% of Total Investments)

1,100	Western Refining Inc., Floating Rate Note, 7.500% plus three-month LIBOR, 144A	7.786%	6/15/14	B3	1,127,500

	Paper & Forest Products – 0.4% (0.3% of Total Investments)

1,000	Verso Paper Holdings LLC, Floating Rate Note, 3.750% plus three-month LIBOR	4.036%	8/01/14	B	902,500

	Pharmaceuticals – 0.3% (0.2% of Total Investments)

1,750	Angiotech Pharmaceuticals Inc., (15)	7.750%	4/01/14	C	691,250

	Road & Rail – 0.5% (0.3% of Total Investments)

1,000	Avis Budget Car Rental, Floating Rate Note, 2.500% plus three-month LIBOR	2.786%	5/15/14	B	950,000

	Specialty Retail – 0.0% (0.0% of Total Investments)

480	Local Insight Regatta Holdings	11.000%	12/01/17	D	93,600

$29,710	Total Corporate Bonds (cost $21,124,085)				22,245,863

Shares	Description (1)				Value

	Warrants – 1.1% (0.8% of Total Investments)

85,405	Citadel Broadcasting Corporation				$2,263,233

	Total Warrants (cost $2,602,717)				2,263,233

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value

	Short-Term Investments – 7.3% (5.0% of Total Investments)

$15,506	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/29/10, repurchase price $15,505,956, collateralized by $14,565,000 U.S. Treasury Bonds, 4.500%, due 8/15/39, value $15,820,503	0.020%	11/01/10		$15,505,930

	Total Short-Term Investments (cost $15,505,930)				15,505,930

	Total Investments (cost $315,011,642) – 146.2%				308,469,929

	Borrowings – (35.1)%, (13), (14)				(73,950,000)

	Other Assets Less Liabilities – (11.1)%				(23,552,342)

	Net Assets Applicable to Common Shares – 100%				$210,967,587

Fair Value Measurements
In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:
Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the Fund’s fair value measurements as of October 31, 2010:

	Level 1	Level 2	Level 3	Total

Investments:
Variable Rate Senior Loan Interests	$—	$262,559,866	$—	$262,559,866
Common Stocks*	—	4,061,179	—	4,061,179
Convertible Bonds	—	1,833,858	—	1,833,858
Corporate Bonds	—	22,245,863	—	22,245,863
Warrants	2,263,233	—	—	2,263,233
Short-Term Investments	15,505,930	—	—	15,505,930

Total	$17,769,163	$290,700,766	$—	$308,469,929

*   Refer to the fund’s Portfolio of Investments for industry breakdown of Common Stocks classified as Level 2.
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
At October 31, 2010, the cost of investments was $315,034,990.
Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2010, were as follows:

Gross unrealized:
Appreciation	$12,041,953
Depreciation	(18,607,014)

Net unrealized appreciation (depreciation) of investments	$(6,565,061)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.

(4)	Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

(5)	Investment, or portion of investment, represents an unfunded Senior Loan commitment outstanding at October 31, 2010. At October 31, 2010, the Fund had unfunded Senior Loan Commitments of $555,556.

(6)	Negative value represents unrealized depreciation on unfunded Senior Loan commitment outstanding at October 31, 2010.

(7)	At or subsequent to October 31, 2010, this issue was under the protection of the Federal Bankruptcy Court or has filed for bankruptcy.

(8)	Non-income producing; denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

(9)	The Fund’s Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income and “write-off” any remaining recorded balances on the Fund’s records.

(10)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(11)	The Fund’s Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(12)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.

(13)	Borrowings as a percentage of Total Investments is 24.0%.

(14)	The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings.

(15)	Subsequent to the reporting period, the Fund’s Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income and “write-off” any remaining recorded balances on the Fund’s records.

N/R	Not rated.

DD1	Investment, or portion of investment, purchased on a delayed delivery basis.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

TBD	Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the Borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
NUVEEN SENIOR INCOME FUND

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date December 30, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date December 30, 2010

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date December 30, 2010